Amounts Due to Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Amounts Due to Related Parties [Abstract]
Amounts due to related parties

16. Amounts due to related parties

	As of December 31, 2024	As of June 30, 2025
Name of related parties	USD’000 (audited)	USD’000 (unaudited)
Mr. CHUN SUN WONG	586	308
Mr. ZHUO WANG	836	827
	1,422	1,135

Mr. CHUN SUN WONG is the controlling shareholder of the Group. The amount due to him is unsecured, interest-free and repayable on demand.

Mr. ZHUO WANG is the shareholder of the Group. The amount due to him is unsecured, interest-free and repayable on demand.

17. Amounts due to related parties

	As of December 31,
Name of related parties	2023	2024
	USD’000	USD’000
Mr. CHUN SUN WONG	284	586
Mr. ZHUO WANG	838	836
	1,122	1,422

Mr. CHUN SUN WONG is the controlling shareholder of the Group. The amounts due to him are unsecured, interest-free and repayable on demand.

Mr. ZHUO WANG is the shareholder of the Group. The amount due to him is unsecured, interest-free and repayable on demand.